Fair Value Measurements - Financial Assets Measured at Fair Value (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities, fair value	$ 24,517	$ 44,624	$ 0
Corporate bonds and commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities, fair value	1,144	20,037	0
U.S. Treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities, fair value	$ 23,373	$ 24,587	$ 0